WARRANTS (Details) - Warrant [Member]	6 Months Ended
Mar. 31, 2019 USD ($) $ / shares shares
Number of Shares
Outstanding, Beginning | shares
Granted | shares	442,286
Expired | shares
Exercised | shares
Outstanding, Ending | shares	442,286
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares
Granted | $ / shares	0.50
Expired | $ / shares
Exercised | $ / shares
Outstanding, Ending | $ / shares	$ 0.50
Weighted Average Remaining Contractual Life
Granted	3 years
Outstanding at End of Year	3 years
Intrinsic Value
Outstanding, Beginning | $
Granted | $	324,150
Expired | $
Outstanding at End of Year | $
Exercisable at End of Year | $	$ 324,150